Payments, Details - 12 months ended Dec. 31, 2025 - USD ($)	Amount	Type	Country	Govt.	Project	Resource	Segment	Ext. Method
#: 1
	$ 862,277,305	Taxes	Peru	National Superintendence of Customs and Tax Administration	Copper, molybdenum and other by products	scco:ResourceCopperMolybdenumAndOtherByProductsMember	scco:PeruvianOpenPitOperationsSegmentMember	Open Pit
#: 2
	114,908,973	Fees	Peru	National Superintendence of Customs and Tax Administration	Copper, molybdenum and other by products	scco:ResourceCopperMolybdenumAndOtherByProductsMember	scco:PeruvianOpenPitOperationsSegmentMember	Open Pit
#: 3
	3,763,080	Taxes	Peru	Agency of Environmental Evaluation and Auditing	Copper, molybdenum and other by products	scco:ResourceCopperMolybdenumAndOtherByProductsMember	scco:PeruvianOpenPitOperationsSegmentMember	Open Pit
#: 4
	5,813,502	Taxes	Peru	Supervisory Agency of Investment in Energy and Mining	Copper, molybdenum and other by products	scco:ResourceCopperMolybdenumAndOtherByProductsMember	scco:PeruvianOpenPitOperationsSegmentMember	Open Pit
#: 5
	4,722,533	Fees	Peru	Ministry of Environment	Copper, molybdenum and other by products	scco:ResourceCopperMolybdenumAndOtherByProductsMember	scco:PeruvianOpenPitOperationsSegmentMember	Open Pit
#: 6
	228,735	Fees	Peru	Ministry of Transport and Communications	Copper, molybdenum and other by products	scco:ResourceCopperMolybdenumAndOtherByProductsMember	scco:PeruvianOpenPitOperationsSegmentMember	Open Pit
#: 7
	12,516,455	Comm. Social Resp.	Peru	Social responsibility agreements with Regional and Local Governments	Copper, molybdenum and other by products	scco:ResourceCopperMolybdenumAndOtherByProductsMember	scco:PeruvianOpenPitOperationsSegmentMember	Open Pit
#: 8
	40,397,460	Fees	Peru	Ministry of Energy and Mines	Copper, molybdenum and other by products	scco:ResourceCopperMolybdenumAndOtherByProductsMember	scco:PeruvianOpenPitOperationsSegmentMember	Open Pit
#: 9
	674,307	Taxes	Peru	Local government	Copper, molybdenum and other by products	scco:ResourceCopperMolybdenumAndOtherByProductsMember	scco:PeruvianOpenPitOperationsSegmentMember	Open Pit
#: 10
	1,552,299,610	Taxes	Mexico	Tax Administration Services - Government Agency	Copper, molybdenum and other by products	scco:ResourceCopperMolybdenumAndOtherByProductsMember	scco:MexicanOpenPitOperationsSegmentMember	Open Pit
#: 11
	5,977,522	Taxes	Mexico	Tax Administration Services - Government Agency	Copper, molybdenum and other by products	scco:ResourceCopperMolybdenumAndOtherByProductsMember	scco:MexicanOpenPitOperationsSegmentMember	Open Pit
#: 12
	1,136,789	Taxes	Mexico	Tax Administration Services - Government Agency	Copper, molybdenum and other by products	scco:ResourceCopperMolybdenumAndOtherByProductsMember	scco:MexicanOpenPitOperationsSegmentMember	Open Pit
#: 13
	15,476,670	Royalties	Mexico	Mexican Geological Service - Government Agency	Copper, molybdenum and other by products	scco:ResourceCopperMolybdenumAndOtherByProductsMember	scco:MexicanOpenPitOperationsSegmentMember	Open Pit
#: 14
	16,146,740	Comm. Social Resp.	Mexico	Donations and contributions to local communities	Copper, molybdenum and other by products	scco:ResourceCopperMolybdenumAndOtherByProductsMember	scco:MexicanOpenPitOperationsSegmentMember	Open Pit
#: 15
	42,949,187	Taxes	Mexico	Tax Administration Services - Government Agency	Copper, Zinc, silver, Gold and related by products	scco:ResourceCopperZincSilverGoldAndRelatedByProductsMember	scco:MexicanUndergroundMiningOperationsSegmentMember	Underground Mining
#: 16
	3,100,605	Taxes	Mexico	Tax Administration Services - Government Agency	Copper, Zinc, silver, Gold and related by products	scco:ResourceCopperZincSilverGoldAndRelatedByProductsMember	scco:MexicanUndergroundMiningOperationsSegmentMember	Underground Mining
#: 17
	4,922,836	Taxes	Mexico	Tax Administration Services - Government Agency	Copper, Zinc, silver, Gold and related by products	scco:ResourceCopperZincSilverGoldAndRelatedByProductsMember	scco:MexicanUndergroundMiningOperationsSegmentMember	Underground Mining
#: 18
	1,742,049	Taxes	Mexico	Tax Administration Services - Government Agency	Copper, Zinc, silver, Gold and related by products	scco:ResourceCopperZincSilverGoldAndRelatedByProductsMember	scco:MexicanUndergroundMiningOperationsSegmentMember	Underground Mining
#: 19
	3,028,700	Comm. Social Resp.	Mexico	Donations and contributions to local communities	Copper, Zinc, silver, Gold and related by products	scco:ResourceCopperZincSilverGoldAndRelatedByProductsMember	scco:MexicanUndergroundMiningOperationsSegmentMember	Underground Mining
#: 20
	2,125	Taxes	Ecuador	Central government/Ecuador	Ecuador		scco:OtherCorporateMinorSegmentsMember
#: 21
	9,984	Fees	Ecuador	Central government/Ecuador	Ecuador		scco:OtherCorporateMinorSegmentsMember
#: 22
	1,093,933	Fees	Chile	Central government/Chile	Chile		scco:OtherCorporateMinorSegmentsMember
#: 23
	$ 44,881	Fees	Argentina	Central government/Argentina	Argentina		scco:OtherCorporateMinorSegmentsMember